                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1.  Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

INCOME TRUST
SYMBOL: VIN
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (04/22/88)           7.03%          5.92%

10-year                              6.58           5.83

5-year                               4.66           2.98

1-year                               5.46          -3.90

6-month                              1.33          -4.88
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Income Trust is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include Sheila Finnerty, Managing Director of the Adviser; Gordon Loery and Jaidip Singh, Executive Directors of the Adviser; and Menglin Luo, Vice President of the Adviser.

MARKET CONDITIONS

After a year in which deflation concerns dominated the bond markets, the first six months of 2004 were overshadowed by entirely different concerns, foremost among them rising interest rates. When the year began, the market was anticipating that the Federal Reserve Bank's Federal Open Market Committee (the
Fed) would soon raise the target federal funds rate from its 46-year low of 1.0 percent. Continued low inflation and sluggish job growth, however, led the Fed to maintain its accommodative stance. The lack of expected Fed activity led investors to believe that an increase in interest rates was likely to be further away than anticipated and, as a result, bond prices rose and yields fell.

In April, though, the market reversed course. Unexpectedly high payroll data released early that month and again in early May indicated a sharp pick-up in job growth, which caused investors to once again anticipate an increase in interest rates. These expectations, coupled with climbing oil prices and growing tensions in Iraq, hit the credit markets hard, driving bond prices down. In June, market volatility subsided as investors awaited the results of the month-end Fed meeting. At that meeting, the Fed finally announced it was raising the federal funds rate by 25 basis points to 1.25 percent--the first rate increase since 2000. Bond yields remained relatively unchanged, however, as the market had already priced in higher rates.

Government-security yields were somewhat volatile during the reporting period, due to their greater sensitivity to interest rates, but yields on lower-rated, high-yield bonds remained relatively stable. Overall, the lowest-credit tiers of the market, such as CCC-rated high-yield bonds, continued to outperform higher credit-quality paper.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, minus all liabilities, by the total number of common shares outstanding, whereas market price reflects the supply and demand for trust shares. As a result, the two returns may differ significantly, as they did during the reporting period when the trust realized a 1.33 percent gain on an NAV basis, but a 4.88 percent decline on a market-price basis. (See table below.)

The trust continued to maintain a balanced credit-quality profile. Approximately 46 percent of holdings were in very high-quality Treasury, agency and mortgage-backed securities, offset by approximately 43 percent in high-yield corporate securities. The mortgage-backed securities portion of the trust-- roughly 22 percent of holdings--performed well during the reporting period. We had positioned the trust in preparation for rising interest rates by emphasizing higher-coupon paper within this sector--securities with yields between 5.5 and
6.5 percent. This strategy was particularly helpful in maintaining performance when the difference in yields on mortgage-backed securities versus Treasuries narrowed late in the reporting period.

The trust's reduced holdings in telecommunications also contributed to performance. We trimmed the trust's holdings here last year, a strategy that proved beneficial during the period when the sector became more expensive. The portfolio's positioning in economically-sensitive industries also helped boost returns. On the industrial side, holdings in chemical companies performed well, as did consumer-product and food-and-beverage companies on the consumer side.

On a less positive note, the trust's focus on higher-rated securities did keep the portfolio from more fully participating in the stronger performance of lower-rated debt during the period. Security selection in the cable and energy sectors also detracted from performance.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

---------------------------------------
                       BASED ON
      BASED ON NAV   MARKET PRICE

         1.33%          -4.88%
---------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

Looking forward, finding solid value within the high-yield bond market may prove more challenging in the coming months. However, we believe that given the trust's moderate weighting in this segment of the market, along with its diversified mix of government securities and high-coupon bias within its mortgage-backed holdings, the portfolio should be well positioned to weather the months ahead.

TOP 5 SECTORS AS OF 06/30/04                RATINGS ALLOCATIONS AS OF 06/30/04
Media-Noncable                    4.8%      AAA/Aaa                       47.8%
Media-Cable                       3.7       BBB/Baa                        2.3
Chemicals                         3.6       BB/Ba                         14.2
Healthcare                        2.9       B/B                           28.4
Paper                             2.8       CCC/Caa                        6.0
                                            CC/Ca                          1.0
                                            Non-Rated                      0.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Sectors percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation percentages are as a percentage of long-term debt investments. Ratings allocations based upon ratings as issued by Standard & Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen trust provides partial lists of its portfolio holdings (such as top 10 or top 15 trust holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          DOMESTIC CORPORATE BONDS  40.8%
          AUTOMOTIVE  0.3%
$  250    Autonation, Inc. ....................    9.000%        08/01/08         $    283,750
                                                                                  ------------

          BUILDING MATERIALS  1.4%
   125    Brand Services, Inc. ................   12.000         10/15/12              143,125
   290    NMHG Holdings Co. ...................   10.000         05/15/09              320,450
   530    Nortek Holdings, Inc., 144A--Private
          Placement (a) (b).................... 0/10.000         05/15/11              426,650
   140    Schuler Homes, Inc. .................    9.375         07/15/09              154,350
   280    Trimas Corp. ........................    9.875         06/15/12              298,200
                                                                                  ------------
                                                                                     1,342,775
                                                                                  ------------
          CHEMICALS  2.9%
   100    Equistar Chemicals LP................   10.625         05/01/11              111,500
   120    FMC Corp. ...........................   10.250         11/01/09              138,600
   110    Huntsman Advanced Materials, LLC,
          144A--Private Placement (a)..........   11.000         07/15/10              124,575
   395    Huntsman ICI Chemicals, LLC..........   10.125         07/01/09              404,875
   250    Hydrochem Industrial Services, Inc.,
          Ser B................................   10.375         08/01/07              253,125
   140    ISP Chemco, Inc. ....................   10.250         07/01/11              156,450
   300    ISP Holdings, Inc. ..................   10.625         12/15/09              331,500
   230    Johnsondiversey, Inc. ...............    9.625         05/15/12              251,850
   225    Millennium America, Inc. ............    7.000         11/15/06              232,312
   305    Nalco Co., 144A--Private Placement
          (a)..................................    7.750         11/15/11              321,012
   160    Nalco Co., 144A--Private Placement
          (a)..................................    8.875         11/15/13              168,400
   185    Rockwood Specialties Group, Inc. ....   10.625         05/15/11              197,950
   120    Westlake Chemical Corp. .............    8.750         07/15/11              130,800
                                                                                  ------------
                                                                                     2,822,949
                                                                                  ------------
          CONSTRUCTION MACHINERY  1.0%
    85    Flowserve Corp. .....................   12.250         08/15/10               96,687
    25    Manitowoc Co., Inc. (EUR)............   10.375         05/15/11               33,906
   330    Manitowoc, Inc. .....................   10.500         08/01/12              379,500
   230    United Rentals North America,
          Inc. ................................    6.500         02/15/12              218,500
   290    United Rentals North America,
          Inc. ................................    7.750         11/15/13              275,500
                                                                                  ------------
                                                                                     1,004,093
                                                                                  ------------
          CONSUMER PRODUCTS  2.1%
   160    Amscan Holdings, Inc., 144A--Private
          Placement (a)........................    8.750         05/01/14              158,000
   255    Iron Mountain, Inc. .................    8.625         04/01/13              271,575
   170    Iron Mountain, Inc. .................    7.750         01/15/15              169,575
   155    Leiner Health Products, Inc.,
          144A--Private Placement (a)..........   11.000         06/01/12              160,812
   145    Muzak, LLC...........................   10.000         02/15/09              128,325
   245    Muzak, LLC...........................    9.875         03/15/09              189,875

 6                                             See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          CONSUMER PRODUCTS (CONTINUED)
$  220    Prestige Brands, Inc., 144A--Private
          Placement (a)........................    9.250%        04/15/12         $    212,300
   180    Rayovac Corp. .......................    8.500         10/01/13              189,900
    89    Tempur Pedic, Inc. ..................   10.250         08/15/10              100,792
   465    Xerox Corp. .........................    7.125         06/15/10              476,625
                                                                                  ------------
                                                                                     2,057,779
                                                                                  ------------
          DIVERSIFIED MANUFACTURING  0.1%
    80    Koppers, Inc. .......................    9.875         10/15/13               88,000
                                                                                  ------------

          ELECTRIC  1.9%
    41    AES Corp. ...........................    9.375         09/15/10               43,921
    26    AES Corp. ...........................    8.875         02/15/11               27,105
   160    AES Corp. ...........................    7.750         03/01/14              154,600
   260    AES Corp., 144A--Private Placement
          (a)..................................    9.000         05/15/15              279,825
   135    Allegheny Energy, Inc. ..............    7.750         08/01/05              140,400
   445    Calpine Corp., 144A--Private
          Placement (a)........................    8.500         07/15/10              370,462
    35    CMS Energy Corp. ....................    7.500         01/15/09               35,000
   220    CMS Energy Corp. ....................    8.500         04/15/11              225,500
    75    IPALCO Enterprises, Inc. ............    7.625         11/14/11               81,750
   260    Monongahela Power Co. ...............    5.000         10/01/06              266,765
    20    PSEG Energy Holdings, Inc. ..........    7.750         04/16/07               21,050
   205    PSEG Energy Holdings, Inc. ..........    8.625         02/15/08              221,400
                                                                                  ------------
                                                                                     1,867,778
                                                                                  ------------
          ENTERTAINMENT  0.2%
   350    Cinemark, Inc., 144A--Private
          Placement (a) (b)....................  0/9.750         03/15/14              230,125
                                                                                  ------------

          ENVIRONMENTAL SERVICES  0.3%
   185    Allied Waste North America, Inc. ....    9.250         09/01/12              208,125
   110    Allied Waste North America, Inc.,
          144A--Private Placement (a)..........    6.500         11/15/10              109,450
                                                                                  ------------
                                                                                       317,575
                                                                                  ------------
          FOOD/BEVERAGE  1.3%
   195    Michael Foods, Inc. .................    8.000         11/15/13              202,312
   435    Pilgrim's Pride Corp. ...............    9.625         09/15/11              482,850
   125    Pilgrim's Pride Corp. ...............    9.250         11/15/13              133,750
   430    Smithfield Foods, Inc. ..............    8.000         10/15/09              465,475
                                                                                  ------------
                                                                                     1,284,387
                                                                                  ------------
          GAMING  1.9%
   210    Harrahs Operating Co., Inc. .........    7.875         12/15/05              222,337
   215    Horseshoe Gaming, LLC................    8.625         05/15/09              225,212
   420    MGM Mirage, Inc. ....................    6.000         10/01/09              413,700
   180    Park Place Entertainment Corp. ......    7.875         12/15/05              189,675

See Notes to Financial Statements                                              7

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          GAMING (CONTINUED)
$  250    Park Place Entertainment Corp. ......    8.875%        09/15/08         $    271,875
   100    Station Casinos, Inc. ...............    6.000         04/01/12               97,250
   260    Station Casinos, Inc. ...............    6.500         02/01/14              251,550
   170    Venetian Casino Resort, LLC..........   11.000         06/15/10              197,200
                                                                                  ------------
                                                                                     1,868,799
                                                                                  ------------
          HEALTHCARE  2.7%
   390    AmerisourceBergen Corp. .............    8.125         09/01/08              422,175
   226    Fisher Scientific International,
          Inc. ................................    8.125         05/01/12              242,950
   165    Fresenius Medical Care Capital Trust
          II...................................    7.875         02/01/08              174,487
   240    Fresenius Medical Care Capital Trust
          IV...................................    7.875         06/15/11              255,600
   335    HCA, Inc. ...........................    8.750         09/01/10              382,987
   115    HCA, Inc. ...........................    6.300         10/01/12              115,242
   145    Medcath Hldgs Corp., 144A--Private
          Placement (a) (c)....................    9.875         07/15/12              147,175
    50    National Nephrology Associates, Inc.,
          144A--Private Placement (a)..........    9.000         11/01/11               57,500
   220    Team Health, Inc., 144A--Private
          Placement (a)........................    9.000         04/01/12              212,300
    50    Tenet Healthcare Corp. ..............    6.500         06/01/12               43,750
   215    Tenet Healthcare Corp. ..............    7.375         02/01/13              195,650
   135    Tenet Healthcare Corp., 144A--Private
          Placement (a)........................    9.875         07/01/14              138,037
   110    VWR International, Inc.,
          144A--Private Placement (a)..........    6.875         04/15/12              110,962
   140    VWR International, Inc.,
          144A--Private Placement (a)..........    8.000         04/15/14              144,200
                                                                                  ------------
                                                                                     2,643,015
                                                                                  ------------
          HOME CONSTRUCTION  1.7%
   590    Associated Materials, Inc.,
          144A--Private Placement (a) (b)...... 0/11.250         03/01/14              398,250
    65    Interface, Inc. .....................    7.300         04/01/08               64,756
    75    Interface, Inc. .....................   10.375         02/01/10               84,000
   255    Interface, Inc., 144A--Private
          Placement (a)........................    9.500         02/01/14              255,000
   245    LNR Property Corp. ..................    7.625         07/15/13              245,000
    95    Technical Olympic USA, Inc. .........    9.000         07/01/10               97,850
   180    Technical Olympic USA, Inc. .........    9.000         07/01/10              185,400
   180    Technical Olympic USA, Inc. .........   10.375         07/01/12              188,550
   110    WII Components, Inc., 144A--Private
          Placement (a)........................   10.000         02/15/12              108,350
                                                                                  ------------
                                                                                     1,627,156
                                                                                  ------------
          INDEPENDENT ENERGY  0.3%
   240    Equistar Chemicals LP................   10.125         09/01/08              264,000
                                                                                  ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          INTEGRATED ENERGY  2.3%
$  345    BRL Universal Equipment..............    8.875%        02/15/08         $    371,306
   345    Chesapeake Energy Corp. .............    7.500         09/15/13              360,525
   525    El Paso Production Holding Co. ......    7.750         06/01/13              484,312
    60    Hanover Compressor Co. ..............    8.625         12/15/10               62,400
   225    Hanover Compressor Co. ..............    9.000         06/01/14              234,562
   205    Hanover Equipment Trust..............    8.500         09/01/08              217,812
    95    Hanover Equipment Trust..............    8.750         09/01/11              102,125
    50    MSW Energy Holdings, LLC.............    8.500         09/01/10               53,125
   230    MSW Energy Holdings, LLC,
          144A--Private Placement (a)..........    7.375         09/01/10              230,000
    95    Transcontinental Gas Pipe Line
          Corp. ...............................    8.875         07/15/12              107,825
                                                                                  ------------
                                                                                     2,223,992
                                                                                  ------------
          LODGING  1.0%
   250    Hilton Hotels Corp. .................    7.950         04/15/07              271,250
   130    Hilton Hotels Corp. .................    7.625         12/01/12              140,400
   155    HMH Properties, Inc. ................    7.875         08/01/08              159,650
    65    Starwood Hotels & Resorts Worldwide,
          Inc. ................................    7.375         05/01/07               68,737
   275    Starwood Hotels & Resorts Worldwide,
          Inc. ................................    7.875         05/01/12              295,625
                                                                                  ------------
                                                                                       935,662
                                                                                  ------------
          MEDIA-CABLE  1.9%
    63    Avalon Cable, LLC....................   11.875         12/01/08               67,117
   565    Charter Communications Holdings,
          LLC..................................    9.625         11/15/09              460,475
   160    CSC Holdings, Inc. ..................    8.125         07/15/09              167,200
    65    CSC Holdings, Inc. ..................   10.500         05/15/16               73,287
   290    DirecTV Holdings, LLC................    8.375         03/15/13              322,263
    81    Echostar DBS Corp. ..................    9.125         01/15/09               89,201
   320    Echostar DBS Corp. ..................    6.375         10/01/11              316,800
   120    General Cable Corp. .................    9.500         11/15/10              129,600
 1,000    Park N View, Inc., Ser B (d) (e)
          (f)..................................   13.000         05/15/08                    0
   140    Pegasus Communications Corp., Ser B
          (d) (e)..............................    9.750         12/01/06               68,600
    15    Pegasus Communications Corp., Ser B
          (d) (e)..............................   12.500         08/01/07                7,350
   135    Renaissance Media Group..............   10.000         04/15/08              139,725
                                                                                  ------------
                                                                                     1,841,618
                                                                                  ------------
          MEDIA-NONCABLE  3.0%
    45    Advanstar Communications, Inc. ......   10.750         08/15/10               50,006
   397    Advanstar Communications, Inc.
          (Variable Rate Coupon)...............    8.750         08/15/08              417,843
   195    Dex Media East Finance Corp., LLC....   12.125         11/15/12              228,638
   175    Dex Media West Finance Corp. ........    9.875         08/15/13              192,938
   370    Dex Media, Inc., 144A--Private
          Placement (a) (b)....................  0/9.000         11/15/13              240,500

See Notes to Financial Statements                                              9

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          MEDIA-NONCABLE (CONTINUED)
$  100    Granite Broadcasting Corp.,
          144A--Private Placement (a)..........    9.750%        12/01/10         $     93,500
   350    Hollinger Participation Trust,
          144A--Private Placement (a) (g)......   12.125         11/15/10              409,434
   225    Interep National Radio Sales, Inc.,
          Ser B................................   10.000         07/01/08              187,875
   235    Nebraska Book, Co, Inc. .............    8.625         03/15/12              231,475
   385    Nevada Power Co. ....................    9.000         08/15/13              420,613
    83    PEI Holdings, Inc. ..................   11.000         03/15/10               96,695
   325    Primedia, Inc. ......................    8.875         05/15/11              323,375
                                                                                  ------------
                                                                                     2,892,892
                                                                                  ------------
          METALS  0.8%
   342    Doe Run Resources Corp.,
          144A--Private Placement (a) (g)......    7.025         11/01/08              264,667
   750    GS Technologies Operating, Inc. (d)
          (e) (f)..............................   12.000         09/01/04                   75
   245    UCAR Finance, Inc. ..................   10.250         02/15/12              273,788
   189    United States Steel Corp. ...........    9.750         05/15/10              210,263
                                                                                  ------------
                                                                                       748,793
                                                                                  ------------
          NATURAL GAS PIPELINES  1.7%
   340    Dynegy Holdings, Inc. ...............    6.875         04/01/11              294,525
   200    Dynegy Holdings, Inc., 144A--Private
          Placement (a)........................    9.875         07/15/10              216,000
    54    Gulfterra Energy Partners LP.........    8.500         06/01/10               58,995
   211    Gulfterra Energy Partners LP.........   10.625         12/01/12              252,145
    55    Northwest Pipeline Corp. ............    8.125         03/01/10               59,538
   215    Pacific Energy Partners,
          144A--Private Placement (a)..........    7.125         06/15/14              219,300
   105    Southern Natural Gas Co. ............    8.875         03/15/10              115,238
   470    Williams Cos., Inc. .................    7.875         09/01/21              454,725
                                                                                  ------------
                                                                                     1,670,466
                                                                                  ------------
          OIL FIELD SERVICES  0.7%
   320    Hilcorp Energy Finance Corp.,
          144A--Private Placement (a)..........   10.500         09/01/10              348,000
   160    Magnum Hunter Resources, Inc. .......    9.600         03/15/12              176,800
   115    Plains Exploration & Production Co.,
          144A--Private Placement (a)..........    7.125         06/15/14              117,588
                                                                                  ------------
                                                                                       642,388
                                                                                  ------------
          OTHER DIVERSIFIED FINANCIAL SERVICES  0.2%
   145    Global Cash Access, LLC,
          144A--Private Placement (a)..........    8.750         03/15/12              151,525
                                                                                  ------------

          PACKAGING  1.0%
    65    Owens-Illinois, Inc. ................    7.350         05/15/08               65,163
   575    Owens-Illinois, Inc. ................    7.500         05/15/10              566,375

 10                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          PACKAGING (CONTINUED)
$   90    Tekni-Plex, Inc., 144A--Private
          Placement (a)........................    8.750%        11/15/13         $     86,400
   250    Tekni-Plex, Inc., Ser B..............   12.750         06/15/10              241,250
                                                                                  ------------
                                                                                       959,188
                                                                                  ------------
          PAPER  1.3%
   435    Georgia-Pacific Corp. ...............    8.875         02/01/10              494,813
   340    Graphic Packaging International
          Corp. ...............................    9.500         08/15/13              370,600
    25    Owens-Brockway Glass Containers,
          Inc. ................................    7.750         05/15/11               26,125
    80    Owens-Brockway Glass Containers,
          Inc. ................................    8.750         11/15/12               87,200
   150    Pliant Corp. ........................   13.000         06/01/10              135,000
   185    Pliant Corp. ........................   13.000         06/01/10              166,500
                                                                                  ------------
                                                                                     1,280,238
                                                                                  ------------
          RAILROADS  0.3%
   235    Amsted Industries, Inc.,
          144A--Private Placement (a)..........   10.250         10/15/11              256,150
                                                                                  ------------

          REAL ESTATE INVESTMENT TRUSTS  0.2%
   158    Istar Financial, Inc. ...............    8.750         08/15/08              175,542
                                                                                  ------------

          REFINING  1.1%
   120    Citgo Petroleum Corp. ...............   11.375         02/01/11              139,800
   250    Frontier Oil Corp. ..................   11.750         11/15/09              274,375
   145    Tesoro Petroleum Corp. ..............    9.000         07/01/08              150,075
   135    Tesoro Petroleum Corp. ..............    9.625         04/01/12              152,213
   390    Vintage Petroleum, Inc. .............    7.875         05/15/11              401,700
                                                                                  ------------
                                                                                     1,118,163
                                                                                  ------------
          RETAIL  1.3%
   135    Big 5 Corp., Ser B...................   10.875         11/15/07              141,075
   165    General Nutrition Center, Inc.,
          144A--Private Placement (a)..........    8.500         12/01/10              172,013
   120    Oxford Industrials, Inc.,
          144A--Private Placement (a)..........    8.875         06/01/11              127,200
   135    Penney JC Co., Inc. .................    9.000         08/01/12              159,975
   245    Petro Stopping Center Financial,
          144A--Private Placement (a)..........    9.000         02/15/12              243,775
   175    Rite Aid Corp. ......................    7.125         01/15/07              179,813
    65    Rite Aid Corp. ......................    8.125         05/01/10               68,738
 1,000    Sleepmaster, LLC, Ser B (d) (e)
          (f)..................................   11.000         05/15/09              220,000
                                                                                  ------------
                                                                                     1,312,589
                                                                                  ------------

See Notes to Financial Statements                                             11

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          SERVICES  0.7%
$  300    Buhrmann US, Inc., 144A--Private
          Placement (a)........................    8.250%        07/01/14         $    300,750
    55    CB Richard Ellis Service, Inc. ......    9.750         05/15/10               60,775
   315    CB Richard Ellis Service, Inc. ......   11.250         06/15/11              360,675
                                                                                  ------------
                                                                                       722,200
                                                                                  ------------
          SUPERMARKETS  0.6%
   325    Delhaize America, Inc. ..............    8.125         04/15/11              356,373
   246    Kroger Co., 144A--Private Placement
          (a)..................................    8.500         07/15/17              273,159
                                                                                  ------------
                                                                                       629,532
                                                                                  ------------
          TRANSPORTATION SERVICES  1.3%
   335    Laidlaw International, Inc. .........   10.750         06/15/11              367,244
   245    Sonic Automotive, Inc. ..............    8.625         08/15/13              256,638
   225    Tenneco Automotive, Inc. ............   11.625         10/15/09              243,000
   391    TRW Automotive, Inc. ................    9.375         02/15/13              442,808
                                                                                  ------------
                                                                                     1,309,690
                                                                                  ------------
          WIRELESS COMMUNICATIONS  2.1%
   270    American Tower Corp. ................    9.375         02/01/09              289,575
   175    American Tower Corp., 144A--Private
          Placement (a)........................    7.500         05/01/12              170,188
   345    Centennial Communications,
          144A--Private Placement (a)..........    8.125         02/01/14              321,713
   275    Metro PCS, Inc. .....................   10.750         10/01/11              299,750
   145    Rural Cellular Corp., 144A--Private
          Placement (Variable Rate Coupon)
          (a)..................................    6.020         03/15/10              150,075
   495    SBA Communications Corp. ............   10.250         02/01/09              509,850
    90    Ubiquitel Operating Co. (b).......... 0/14.000         04/15/10               89,550
   235    US Unwired, Inc., 144A--Private
          Placement (a)........................   10.000         06/15/12              238,525
                                                                                  ------------
                                                                                     2,069,226
                                                                                  ------------
          WIRELINE COMMUNICATIONS  1.2%
   250    Exodus Communications, Inc. (d) (e)
          (f)..................................   11.250         07/01/08                    0
   400    Exodus Communications, Inc. (d) (e)
          (f)..................................   11.625         07/15/10                    0
   535    Primus Telecom Group.................    8.000         01/15/14              473,475
   250    Qwest Communications International,
          Inc., 144A--Private Placement
          (Variable Rate Coupon) (a)...........    4.750         02/15/09              235,000

 12                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          WIRELINE COMMUNICATIONS (CONTINUED)
$  110    Qwest Corp. .........................    6.625%        09/15/05         $    112,750
   310    Qwest Services Corp., 144A--Private
          Placement (a)........................   13.500         12/15/07              354,950
                                                                                  ------------
                                                                                     1,176,175
                                                                                  ------------

TOTAL DOMESTIC CORPORATE BONDS  40.8%..........................................     39,818,210
                                                                                  ------------

          FOREIGN BONDS AND DEBT SECURITIES (US$)  7.5%
          BELGIUM  0.4%
   170    Telenet Communications, 144A--Private
          Placement (EUR) (a)..................    9.000         12/15/13              207,813
   215    Telenet Group Holding NV,
          144A--Private Placement (a) (b)...... 0/11.500         06/15/14              137,600
                                                                                  ------------
                                                                                       345,413
                                                                                  ------------
          BRAZIL  0.4%
   500    Multicanal Participacoes, Ser B
          (d)..................................   12.625         06/18/04              377,500
                                                                                  ------------

          CANADA  2.1%
    80    Abitibi Consolidated, Inc.,
          144A--Private Placement (a)..........    7.750         06/15/11               80,280
   205    Abitibi-Consolidated, Inc. ..........    8.550         08/01/10              217,184
    80    Abitibi-Consolidated, Inc. ..........    6.000         06/20/13               71,206
   355    Alliance Atlantis
          Communications, Inc. ................   13.000         12/15/09              392,275
   300    CHC Helicopter Corp., 144A--Private
          Placement (a)........................    7.375         05/01/14              296,250
   285    Husky Oil Ltd. (Variable Rate
          Coupon)..............................    8.900         08/15/28              322,993
   125    Norampac, Inc. ......................    6.750         06/01/13              123,125
   250    Nortel Networks Ltd. ................    6.125         02/15/06              252,500
   350    Tembec Industries, Inc. .............    7.750         03/15/12              339,500
                                                                                  ------------
                                                                                     2,095,313
                                                                                  ------------
          FRANCE  0.6%
   220    Rhodia SA, 144A--Private Placement
          (a)..................................    8.875         06/01/11              187,000
    85    Vivendi Universal SA ................    6.250         07/15/08               90,553
   235    Vivendi Universal SA ................    9.250         04/15/10              277,758
                                                                                  ------------
                                                                                       555,311
                                                                                  ------------
          GERMANY  0.7%
   260    Cognis Deutschland, 144A--Private
          Placement (Variable Rate Coupon)
          (EUR) (a)............................    6.897         11/15/13              313,088
   325    Kabel Deutschland, 144A--Private
          Placement (a) (c)....................   10.625         07/01/14              335,563
                                                                                  ------------
                                                                                       648,651
                                                                                  ------------

See Notes to Financial Statements                                             13

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          GUERNSEY  0.2%
$  145    ABB International Finance Ltd.
          (EUR)................................   11.000%        01/15/08         $    205,272
                                                                                  ------------

          LUXEMBOURG  1.4%
   380    Cablecom Luxembourg, 144A--Private
          Placement (EUR) (a)..................    9.375         04/15/14              454,124
   110    Johnsondiversey, Inc. (EUR)..........    9.625         05/15/12              145,171
   200    Lighthouse Intl., 144A--Private
          Placement (EUR) (a)..................    8.000         04/30/14              235,972
   305    Safilo Capital International SA,
          144A--Private Placement (EUR) (a)....    9.625         05/15/13              350,582
   140    SGL Carbon Luxembourg SA,
          144A--Private Placement (EUR) (a)....    8.500         02/01/12              166,032
                                                                                  ------------
                                                                                     1,351,881
                                                                                  ------------
          MEXICO  1.0%
   350    Axtel SA, 144A--Private Placement
          (a)..................................   11.000         12/15/13              333,375
   475    Satelites Mexicanos SA (d)...........   10.125         11/01/04              201,875
   460    TV Azteca SA.........................   10.500         02/15/07              471,500
                                                                                  ------------
                                                                                     1,006,750
                                                                                  ------------
          UNITED KINGDOM  0.7%
   145    Avecia Group Plc.....................   11.000         07/01/09              110,925
   140    Dunlop Stand Aero Holdings,
          144A--Private Placement (a)..........   11.875         05/15/09              149,450
   325    JSG Funding Plc (EUR)................   10.125         10/01/12              430,892
                                                                                  ------------
                                                                                       691,267
                                                                                  ------------

TOTAL FOREIGN BONDS AND DEBT SECURITIES  7.5%..................................      7,277,358
                                                                                  ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  0.7%
   998    Federal Home Loan Mortgage Corp.
          (Interest Only)......................    5.000   09/15/14 to 12/15/16        114,702
   362    Federal Home Loan Mortgage Corp.
          (Interest Only)......................    6.000         05/15/30               42,057
   200    Federal Home Loan Mortgage Corp.
          (Interest Only) (h)..................    6.760         03/15/32               18,075
 1,100    Federal National Mortgage Association
          (Interest Only)......................    5.500   06/25/26 to 05/25/27        104,996
   442    Federal National Mortgage Association
          (Interest Only) REMIC................    6.000   08/25/32 to 11/25/32         78,235
   693    Federal National Mortgage Association
          (Interest Only)......................    6.500   07/01/31 to 05/25/33        158,561
   357    Federal National Mortgage Association
          (Interest Only) REMIC................    7.000   03/01/32 to 04/25/33         79,260

 14                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   82    Federal National Mortgage Association
          (Interest Only)......................    8.000%        05/01/30         $     17,706
   299    Government National Mortgage
          Association (Interest Only) REMIC
          (h)..................................    6.148         05/16/32               19,188
   297    Government National Mortgage
          Association (Interest Only) REMIC
          (h)..................................    6.748         05/16/32               19,591
                                                                                  ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  0.7%................................        652,371
                                                                                  ------------

          MORTGAGE BACKED SECURITIES  22.2%
 1,878    Federal Home Loan Mortgage Corp. ....    6.500   09/01/31 to 09/01/32      1,959,474
   430    Federal Home Loan Mortgage Corp. ....    7.500   11/01/29 to 10/01/31        463,214
 1,450    Federal Home Loan Mortgage Corp.,
          July.................................    5.000           TBA               1,450,906
   400    Federal Home Loan Mortgage Corp.,
          July.................................    7.500           TBA                 430,000
   200    Federal National Mortgage
          Association, July....................    4.885           TBA                 199,000
   523    Federal National Mortgage
          Association..........................    6.000   04/01/28 to 12/01/28        537,129
   587    Federal National Mortgage
          Association..........................    6.500   06/01/15 to 08/01/32        613,005
 3,143    Federal National Mortgage
          Association..........................    7.000   03/01/15 to 12/01/32      3,328,068
   792    Federal National Mortgage
          Association..........................    7.500   03/01/15 to 03/01/32        848,453
 2,600    Federal National Mortgage
          Association, August..................    5.500           TBA               2,649,561
 1,575    Federal National Mortgage
          Association, August..................    6.500           TBA               1,634,554
 1,000    Federal National Mortgage
          Association, July....................    4.500           TBA                 977,188
 1,800    Federal National Mortgage
          Association, July....................    5.500           TBA               1,791,562
 1,475    Federal National Mortgage
          Association, July....................    6.500           TBA               1,535,844
   400    Federal National Mortgage
          Association, July....................    6.000           TBA                 408,375
   230    Government National Mortgage
          Association..........................    7.000   07/15/29 to 01/15/30        244,934
   551    Government National Mortgage
          Association..........................    7.500   07/15/23 to 09/15/29        596,476
   329    Government National Mortgage
          Association..........................    8.000   03/15/17 to 10/15/22        364,288
   144    Government National Mortgage
          Association..........................    8.500   07/15/24 to 12/15/24        160,079
   393    Government National Mortgage
          Association..........................    9.000   08/15/16 to 12/15/24        443,213

See Notes to Financial Statements                                             15

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
----------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (CONTINUED)
$   86    Government National Mortgage
          Association..........................    9.500%  11/15/09 to 01/15/17   $     97,086
 1,000    Government National Mortgage
          Association, July....................    5.500           TBA                 998,438
                                                                                  ------------

TOTAL MORTGAGE BACKED SECURITIES  22.2%........................................     21,730,847
                                                                                  ------------

          U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  10.3%
 4,850    Federal Home Loan Mortgage Corp. ....    2.750         08/15/06            4,819,013
   150    Federal Home Loan Mortgage Corp.
          (c)..................................    3.642         07/01/34              148,359
 1,100    Federal Home Loan Mortgage Corp. ....    6.625         09/15/09            1,216,887
 1,100    Federal Home Loan Mortgage Corp. ....    7.000         03/15/10            1,240,728
 1,250    Federal National Mortgage
          Association..........................    7.125         06/15/10            1,420,813
 1,100    Federal National Mortgage
          Association..........................    7.250         01/15/10            1,253,694
                                                                                  ------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS........................     10,099,494
                                                                                  ------------

          UNITED STATES TREASURY OBLIGATIONS  11.1%
 1,600    United States Treasury Bonds.........    5.250         02/15/29            1,569,251
 3,375    United States Treasury Bonds.........    6.125         08/15/29            3,713,556
 2,230    United States Treasury Bonds.........    7.625         02/15/25            2,862,328
 1,900    United States Treasury Bonds
          (STRIPS).............................    0.000         02/15/25              597,400
 1,560    United States Treasury Notes.........    3.875         02/15/13            1,491,812
 2,000    United States Treasury Notes
          (STRIPS).............................    0.000         05/15/25              616,320
                                                                                  ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS.......................................     10,850,667
                                                                                  ------------

          FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATION  0.2%
   180    United Mexican States (Mexico).......    8.375         01/14/11              203,850
                                                                                  ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                              VALUE
--------------------------------------------------------------------------------------------------
EQUITIES  0.8%
Doe Run Resources Corp. (1 Common Stock Warrant) (f) (j)...........................   $          0
HF Holdings, Inc. (5,260 Common Stock Warrants) (f) (j)............................              0
Optel, Inc. (500 Common Shares) (f) (j)............................................              0
Park N View, Inc., 144A--Private Placement (1,000 Common Stock Warrants) (a) (e)
(f) (j)............................................................................              0
Paxon Communications Corp. (4,100 Preferred Shares) (g)............................        360,287
Republic Technologies International, Inc., 144A--Private Placement (250 Common
  Stock Warrants) (a) (f) (j) .....................................................              0
Startec Global Communications, 144A--Private Placement (1,000 Common Stock
  Warrants) (a) (f) (j)............................................................              0
TNP Enterprises, Inc. (4,030 Preferred Shares) (g).................................        452,368
                                                                                      ------------

TOTAL EQUITIES.....................................................................        812,655
                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS  93.6%
  (Cost $92,991,932)...............................................................     91,445,452
                                                                                      ------------

SHORT-TERM INVESTMENTS  18.4%
REPURCHASE AGREEMENT  10.7%
UBS Securities ($10,451,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.25%, dated 06/30/04, to be sold on
  07/01/04 at $10,451,363).........................................................     10,451,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  7.7%
Federal National Mortgage Association Discount Note   ($7,500,000 par, yielding
  1.11%, 07/15/04 maturity)........................................................      7,496,762
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $17,947,762)...............................................................     17,947,762
                                                                                      ------------

TOTAL INVESTMENTS  112.0%
  (Cost $110,939,694)..............................................................    109,393,214

LIABILITIES IN EXCESS OF OTHER ASSETS  (12.0%).....................................    (11,686,259)
                                                                                      ------------

NET ASSETS  100.0%.................................................................   $ 97,706,955
                                                                                      ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Security purchased on a when-issued or delayed delivery basis.

(d) Non-income producing as security is in default.

See Notes to Financial Statements                                             17

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

(e) This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Payment-in-kind security.

(h) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market.

(j) Non-income producing security.

EUR--Eurodollar

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

 18                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $110,939,694), including repurchase
  agreement of 10,451,000...................................  $109,393,214
Cash........................................................           372
Receivables:
  Investments Sold..........................................     4,788,179
  Interest..................................................     1,351,381
Other.......................................................        26,844
                                                              ------------
    Total Assets............................................   115,559,990
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    17,527,287
  Investment Advisory Fee...................................        51,739
  Income Distributions......................................        20,301
  Other Affiliates..........................................         3,625
Trustees' Deferred Compensation and Retirement Plans........       127,233
Accrued Expenses............................................        62,933
Forward Foreign Currency Contracts..........................        59,917
                                                              ------------
    Total Liabilities.......................................    17,853,035
                                                              ------------
NET ASSETS..................................................  $ 97,706,955
                                                              ============
NET ASSET VALUE PER COMMON SHARE
  ($97,706,955 divided by 15,371,738 shares outstanding)....  $       6.36
                                                              ============
NET ASSETS CONSIST OF:
Common Shares (no par value with unlimited shares
  authorized, 15,371,738 shares issued and outstanding).....  $120,152,592
Accumulated Undistributed Net Investment Income.............      (411,918)
Net Unrealized Depreciation.................................    (1,606,169)
Accumulated Net Realized Loss...............................   (20,427,550)
                                                              ------------
NET ASSETS..................................................  $ 97,706,955
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 2,931,630
Dividends...................................................       70,008
Other.......................................................       12,984
                                                              -----------
    Total Income............................................    3,014,622
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      319,200
Accounting..................................................       27,159
Shareholder Reports.........................................       25,973
Trustees' Fees and Related Expenses.........................       20,985
Custody.....................................................       17,083
Legal.......................................................        2,729
Other.......................................................       40,183
                                                              -----------
    Total Expenses..........................................      453,312
    Less Credits Earned on Cash Balances....................          298
                                                              -----------
    Net Expenses............................................      453,014
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,561,608
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (132,395)
  Forward Foreign Currency Contracts........................       23,396
  Foreign Currency Transactions.............................        2,016
                                                              -----------
Net Realized Loss...........................................     (106,983)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      (42,524)
                                                              -----------
  End of the Period:
    Investments.............................................   (1,546,480)
    Forward Foreign Currency Contracts......................      (59,917)
    Foreign Currency Translation............................          228
                                                              -----------
                                                               (1,606,169)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,563,645)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,670,628)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $   890,980
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE             FOR THE
                                                        SIX MONTHS ENDED      YEAR ENDED
                                                         JUNE 30, 2004     DECEMBER 31, 2003
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,561,608         $ 4,979,071
Net Realized Loss.....................................       (106,983)         (4,732,962)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (1,563,645)         11,053,582
                                                          -----------         -----------
Change in Net Assets from Operations..................        890,980          11,299,691
                                                          -----------         -----------

Distributions from Net Investment Income..............     (2,536,338)         (5,291,984)
Return of Capital Distribution........................            -0-            (464,494)
                                                          -----------         -----------
Total Distributions...................................     (2,536,338)         (5,756,478)
                                                          -----------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (1,645,358)          5,543,213
NET ASSETS:
Beginning of the Period...............................     99,352,313          93,809,100
                                                          -----------         -----------
End of the Period (Including accumulated undistributed
  net investment income of ($411,918) and ($437,188),
  respectively).......................................    $97,706,955         $99,352,313
                                                          ===========         ===========

See Notes to Financial Statements                                             21

VAN KAMPEN INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,     ---------------------------
                                                        2004       2003      2002     2001 (a)
                                                     -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............   $6.46       $6.10    $ 6.51     $ 6.85
                                                       -----       -----    ------     ------
  Net Investment Income.............................     .17         .32       .39        .53
  Net Realized and Unrealized Gain/Loss.............    (.11)        .41      (.33)      (.29)
                                                       -----       -----    ------     ------
Total from Investment Operations....................     .06         .73       .06        .24
Less:
  Distributions from Net Investment Income..........     .16         .34       .47        .58
  Return of Capital Distributions...................     -0-         .03       -0-        -0-
                                                       -----       -----    ------     ------
Total Distributions.................................     .16         .37       .47        .58
                                                       -----       -----    ------     ------
NET ASSET VALUE, END OF THE PERIOD..................   $6.36       $6.46    $ 6.10     $ 6.51
                                                       =====       =====    ======     ======

Common Share Market Price at End of the Period......   $5.37       $5.81    $ 5.71     $ 6.33
Total Return (b)....................................   1.33%*      8.42%    -2.59%      5.05%
Net Assets at End of the Period (In millions).......   $97.7       $99.4    $ 93.8     $100.0
Ratio of Expenses to Average Net Assets.............    .92%        .92%      .89%       .93%
Ratio of Net Investment Income to Average Net
  Assets............................................   5.22%       5.14%     6.29%      7.88%
Portfolio Turnover..................................    109%*       299%(c)   101%        46%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was an increase in the ratio of net investment income to average net assets from 7.83% to 7.88%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share price at the end of the period indicated.

(c) The Trust's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Trust's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The accounting treatment used by the Trust for mortgage pool forward commitments now reflects them as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the current fiscal year than in previous fiscal years.


YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------
      2000      1999      1998     1997     1996     1995     1994
-------------------------------------------------------------------
     $  7.25   $  7.84   $ 8.05   $ 7.93   $ 7.94   $ 7.28   $ 8.15
     -------   -------   ------   ------   ------   ------   ------
         .60       .64      .66      .66      .66      .65      .65
        (.40)     (.63)    (.22)     .18     (.01)     .66     (.86)
     -------   -------   ------   ------   ------   ------   ------
         .20       .01      .44      .84      .65     1.31     (.21)
         .60       .60      .65      .72      .66      .65      .66
         -0-       -0-      -0-      -0-      -0-      -0-      -0-
     -------   -------   ------   ------   ------   ------   ------
         .60       .60      .65      .72      .66      .65      .66
     -------   -------   ------   ------   ------   ------   ------
     $  6.85   $  7.25   $ 7.84   $ 8.05   $ 7.93   $ 7.94   $ 7.28
     =======   =======   ======   ======   ======   ======   ======

     $6.5625   $5.6875   $ 7.75   $ 8.00   $ 7.50   $ 7.25   $ 6.50
      26.59%   -19.81%    5.05%   16.97%   12.95%   21.83%   -8.06%
     $ 104.8   $ 110.9   $120.0   $123.1   $121.2   $121.4   $111.4
        .96%      .95%     .96%     .91%    1.00%     .94%     .96%
       8.51%     8.46%    8.17%    8.32%    8.40%    8.50%    7.94%
         60%       28%      47%      55%      36%      34%      45%

See Notes to Financial Statements                                             23

VAN KAMPEN INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide current income through investing in a portfolio of U.S. Government securities and in corporate fixed income securities, including high-yielding, lower rated or nonrated securities believed not to involve undue risk to income or principal. The Trust commenced investment operations on April 22, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2004, the Trust had $12,530,672 of when-issued, delayed delivery and forward purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments whereby the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $19,032,344, which will expire between December 31, 2007 and December 31, 2011.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $111,115,622
                                                                ============
Gross tax unrealized appreciation...........................    $  3,187,352
Gross tax unrealized depreciation...........................      (4,909,760)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (1,722,408)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays dividends monthly from net investment income to shareholders. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distribution paid from:
  Ordinary Income...........................................    $5,265,713
  Long-term capital gain....................................           -0-
  Return of Capital.........................................       464,494
                                                                ----------
                                                                $5,730,207
                                                                ==========

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on

VAN KAMPEN INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) continued

the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTION During the six months ended June 30, 2004, the Trust's custody fee was reduced by $298 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust.

    For the six months ended June 30, 2004, the Trust recognized expenses of approximately $2,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended June 30, 2004, the Trust recognized expenses of approximately $5,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Trust, which is reported as part of "Accounting" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $102,029,529 and $101,337,517, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust has a variety of reasons to use derivative instruments, such as to attempt to protect the Trust against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Trust's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

VAN KAMPEN INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) continued

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forwards. The following forward foreign currency contracts were outstanding as of June 30, 2004.

                                                                             UNREALIZED
                                                               CURRENT      APPRECIATION/
                                                                VALUE       DEPRECIATION
LONG CONTRACTS:
Euro Currency
  55,000 expiring 7/26/04...................................  $   66,960      $  1,620
SHORT CONTRACTS:
Euro Currency
  1,310,000 expiring 7/26/04................................   1,594,869       (43,829)
  290,000 expiring 7/26/04..................................     353,062        (9,732)
  70,000 expiring 7/26/04...................................      85,222        (2,272)
  100,000 expiring 7/26/04..................................     121,746        (2,556)
  290,000 expiring 7/26/04..................................     353,063        (3,148)
                                                              ----------      --------
                                                               2,507,962       (61,537)
                                                              ----------      --------
                                                              $2,574,922      $(59,917)
                                                              ==========      ========

5. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUSAN H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 23, 2004, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
David C. Arch.............................................  13,889,782            568,790
Jerry D. Choate...........................................  13,872,767            585,805
Howard J. Kerr............................................  13,866,618            591,954
Suzanne H. Woolsey........................................  13,888,099            570,473

Trustees not voted on include: J. Miles Branagan, Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Mitchell M. Merin, Jack E. Nelson, Richard F. Powers III, Hugo F. Sonnenschein, and Wayne W. Whalen.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 957, 107
                                                 VIN SAR 8/04 RN04-01591P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Income Trust

By:   /s/ Ronald E. Robison
   ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
   -----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
   --------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004